Commitments, contingencies and legal proceedings - Narrative (Details) € in Millions	Dec. 31, 2024 EUR (€) case	Dec. 31, 2023 EUR (€)
Commitments, contingencies and legal proceedings
Lease extension options reasonably certain not to be exercised	€ 812	€ 838
Lease termination options expected to be exercised	€ 58	€ 33
Number of asbestos related litigation matters | case	300